Trading liabilities (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Trading liabilities [Line Items]
Trading liabilities	₩ 1,848,490
Trading liabilities
Trading liabilities [Line Items]
Trading liabilities	1,848,490
Securities sold
Trading liabilities [Line Items]
Trading liabilities	1,413,904
Stocks
Trading liabilities [Line Items]
Trading liabilities	495,019
Municipal bonds
Trading liabilities [Line Items]
Trading liabilities	871,884
Other securities
Trading liabilities [Line Items]
Trading liabilities	47,001
Gold deposits
Trading liabilities [Line Items]
Trading liabilities	₩ 434,586